Related party transactions and balances (Details Narrative) - CAD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Azucar [Member]
IfrsStatementLineItems [Line Items]
Administrative services fees included in other income	$ 168,900	$ 117,868	$ 75,853
Amounts receivable, related party transactions	33,584	29,170
Almadex [Member]
IfrsStatementLineItems [Line Items]
Administrative services fees included in other income	1,066,898	1,040,186	1,346,494
Amounts receivable, related party transactions	$ 243,211	193,155
Amounts receivable, related party transactions		41,300
Chairmans Daughter [Member]
IfrsStatementLineItems [Line Items]
Related party, salary contracted		$ 41,300	$ 45,300